CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities:
Net loss	$ (299,285)	$ (28,785)	$ (351,390)	$ (1,006,457)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities -
Depreciation and amortization	6,956	8,750	27,216	33,660
Provision for doubtful accounts receivable			227,500	(18,377)
Gain on sale of assets			0	(1,515)
Stock-based compensation expense	342,984	26,057	52,341	201,612
Non-cash consulting expense	0	(7,425)	2,400	33,900
Changes in operating assets and liabilities-
Accounts receivable	141,203	(145,413)	(555,875)	300,209
Inventories	30,450	88,162	(88,621)	78,004
Prepaid expenses	13,124	4,591	(15,006)	32,144
Accounts payable	260,043	5,381	48,580	(457,603)
Customer advances	(457,138)	(57,642)	677,705	180,137
Accrued expenses	(44,767)	(25,322)	75,807	(43,148)
Net cash provided by (used in) operating activities	(6,430)	(131,646)	100,657	(667,434)
Cash Flows from Investing Activities:
Proceeds from sale of assets			0	1,515
Additional patent costs			(17,189)	(7,212)
Purchases of fixed assets	(42,809)	0	(4,448)	(27,719)
Net cash used in investing activities	(42,809)	0	(21,637)	(33,416)
Cash Flows from Financing Activities:
Payment of capital lease obligation	(2,185)	(2,046)	(8,392)	(7,857)
Gross proceeds from private placements of common stock	0	210,001	210,001	780,000
Gross proceeds from exercise of stock purchase warrants			6,667	0
Private placement expenses paid			(2,963)	(2,947)
Net cash provided by financing activities	(2,185)	207,955	205,313	769,196
Net increase in cash and cash equivalents	(51,424)	76,309	284,333	68,346
Cash and cash equivalents, beginning of year	402,738	118,405	118,405	50,059
Cash and cash equivalents, end of year	351,314	194,714	402,738	118,405
Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for income taxes			912	912
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock to consultants			51,000	0
Private placement expenses incurred but not yet paid			0	21,000
Issuance of common stock in settlement of accounts payable	0	40,000	$ 40,000	$ 20,000
Offering costs included in accounts payable	$ 0	$ 2,963